EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Disclosure of equity [Table Text Block]
Common shares
(thousands)
Common shares outstanding as at January 1, 2023	286,493
Common shares issued under PSU plan	1,597
Exercise of share options	1,910
Common shares outstanding as at January 1, 2024	290,000
Issuance of share from at-the-market equity offering program	12,061
Exercise of share options	2,615
Common shares outstanding as at December 31, 2024	304,676